Fair value measurement of financial instruments - Disclosure of Financial assets at FVTPL (Details) - Level 2 - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Aggregated cost basis
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 1,696,312	¥ 1,662,401
Gross unrealized holding gain
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,021	22,745
Aggregated fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 1,735,333	¥ 1,685,146